UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check here if Amendment [ ];                   Amendment Number: ___

  This Amendment (Check only one):
       [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whitewood Financial Partners, L.P.
Address:   645 Madison Avenue
           10th Floor
           New York, New York 10022

Form 13F File Number: 028-11843

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Matthew Lindenbaum
Title:     Managing Member
Phone:     (212) 521-9500

Signature, Place, and Date of Signing:


/s/ Matthew Lindenbaum    New York, New York            August 10, 2007
----------------------    --------------------          ------------------
[Signature]                  [City, State]              [Date]


Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File No.  028-10569
Name:  Basswood Capital Management, L.L.C.